TANGIBLE EQUITY UNITS - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Mar. 15, 2023 $ / shares	Mar. 05, 2021 item	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares
TANGIBLE EQUITY UNITS
TEU offering (in shares) | item		15,500,000
TEUs, rate					6.00%	6.00%
Voting shares per purchase contract | $ / shares	$ 2.1940
Outstanding purchase contracts | shares				11,698,543
Gross proceeds					$ 1,040.7	$ 775.0
TEUs, stated amount (in usd per share) | $ / shares						$ 50.00
Minimum subordinate voting share conversion of the TEUs (in shares) | shares			0	25,665,433
Mark-to-market loss on Purchase Contracts | $			$ (104.3)	$ 266.8